Related Party Balance and Transactions (Tables)	12 Months Ended
Aug. 31, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Related Party Balance

The related party balances were as follows:

	As of August 31,
	2025	2024
Superior Fastening (HK) Limited (“SFHK”)	$512	$—

The related party transactions were as follows:

			For the years ended August 31,
Name	Relationship	Nature	2025	2024	2023
Vincent International Limited	Mr. Lam, was also the director of the related company	Office support income	$—	$—	$(42,050)
		Manpower support income	—	(31,055)	—
Marvellous Tech Limited	Mr. Lam, was also the director of the related company	Manpower support income	—	(102,623)	(50,761)
Total – Other income – related parties			$—	$(133,678)	$(92,811)

Max Gold Limited	Mr. Lam, was also the director of the related company	Management fee expense	$—	$—	$202,230
Superior Fastening (HK) Limited	Mr. Lam, was also the director of the related company	Licensing fee expense	129,807	46,052	44,944
Total – Other general and administrative expenses – related parties			$129,807	$46,052	$247,174